Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total to 1st PEO	Summary Compensation Table Total to 2nd PEO	Compensation Actually Paid to 1st PEO (2)	Compensation Actually Paid to 2nd PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on TSR (3)	Net Income (4)
2025	N/A	$ 1,405,746	N/A	$ (5,551,943)	$ 633,027	$ (219,455)	$ 85.33	$ (34,004,000)
2024	N/A	$ 1,502,341	N/A	$(2,438,324)	$ 859,486	$ 213,372	$ 218.00	$ (38,273,000)
2023	$ 633,284	$ 5,960,057	$ 506,437	$16,315,937	$ 1,044,707	$ 1,864,931	$ 266.67	$ (50,150,000)

Named Executive Officers, Footnote

Year	1st PEO	2nd PEO	Non-PEO NEOs
2025	N/A	Harold C. Bevis	Christopher H. Bohnert, Timothy M. French, D. Gail Nixon, and Jami A. Statham
2024	N/A	Harold C. Bevis	Christopher H. Bohnert, Timothy M. French, D. Gail Nixon, Jami A. Statham and Michael C. Felcher
2023	Warren A. Veltman	Harold C. Bevis	Michael C. Felcher, Timothy M. French, D. Gail Nixon and J. Andrew Wall

Non-PEO NEO Average Total Compensation Amount	$ 633,027	$ 859,486	$ 1,044,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 219,455	213,372	1,864,931
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs and non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the PEOs and non-PEO NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In the 2025 proxy statement, the 2024 Non-PEO NEO Compensation
Actually Paid value was presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Compensation Actually Paid values was presented as $225,829 (non-PEO NEOs).

PEO	2025 2nd PEO	2024 2nd PEO	2023 2nd PEO	2023 1st PEO
Total Compensation in SCT	$ 1,405,746	$ 1,502,341	$ 5,960,057	$ 633,284
Less: Grant date value of stock awards and option awards reported in SCT	—	—	(4,521,613)	—
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	—	—	14,877,493	—
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(6,546,689)	(3,715,665)	—	64,852
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(411,000)	(225,000)	—	(73,542)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	(118,157)
Total Adjustments	(6,957,689)	(3,940,665)	10,355,880	(126,847)
Compensation Actually Paid	$ (5,551,943)	$ (2,438,324)	$ 16,315,937	$ 506,437

Average of Non-PEO NEOs	2025	2024	2023
Total Compensation in SCT	$ 633,027	$ 859,486	$ 1,044,707
Less: Grant date value of stock awards and option awards reported in SCT	(113,892)	(433,614)	(662,266)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	46,334	314,746	1,466,064
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(744,473)	(197,535)	40,521
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(40,451)	4,500	(7,711)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	(334,211)	(16,384)
Total Adjustments	(852,482)	(646,113)	820,224
Compensation Actually Paid	$ (219,455)	$ 213,372	$ 1,864,931

Total Shareholder Return Amount	$ 85.33	218	266.67
Net Income (Loss)	$ 34,004,000	38,273,000	50,150,000
Additional 402(v) Disclosure
(3)    Pursuant to SEC rules, the TSR figures assume an initial investment of $100 in our stock on December 31, 2022.
	(4) The dollar amounts reported are the amount of net loss for the covered years as reflected in our consolidated audited financial statement for such fiscal years.
Bevis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,405,746	1,502,341	5,960,057
PEO Actually Paid Compensation Amount	$ 5,551,943	$ 2,438,324	$ 16,315,937
PEO Name	Harold C. Bevis	Harold C. Bevis	Harold C. Bevis
Veltman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 633,284
PEO Actually Paid Compensation Amount			$ 506,437
PEO Name			Warren A. Veltman
PEO | Bevis [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,957,689	$ 3,940,665	$ 10,355,880
PEO | Bevis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,521,613
PEO | Bevis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,877,493
PEO | Bevis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,546,689	3,715,665
PEO | Bevis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	411,000	225,000
PEO | Veltman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,847
PEO | Veltman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			64,852
PEO | Veltman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			73,542
PEO | Veltman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			118,157
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	852,482	646,113	820,224
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,892	433,614	662,266
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,334	314,746	1,466,064
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,473	197,535	40,521
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,451	4,500	7,711
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 334,211	$ 16,384